Financial risk management objectives and policies - Summary of Maturity Profile of Financial Liabilities of the Group Based on Contractual Undiscounted (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Borrowings (other than CCPS)
Term loan from banks	₨ 527,621	$ 5,623	₨ 582,307
Other Financial Liabilities [Abstract]
Lease liabilities	12,433	133	9,259	$ 99	₨ 8,345	₨ 6,169
Current maturities of long term interest-bearing loans and borrowings	183,287	1,953	60,384
Purchase consideration payable	4	0	44
Trade Payables [Abstract]
Trade payables	17,820	$ 190	8,173
Borrowings [Member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	20,339		58,372
Compulsorily convertible debentures	15,776		55,969
Optionally convertible debentures	2,497		7,797
Term loan from banks	200,964		183,506
Loans from financial institutions	257,102		312,514
Others	294
Senior secured notes	154,375		161,692
Short Term Interest Bearing Loans And Borrowings [Member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	33,973		55,488
Working capital term loan	7,089		18,670
Buyer's / Supplier's credit	13,308		6,169
Term loan from banks and financial institutions (secured)	2,488
Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	38,054		29,443
Current maturities of long term interest-bearing loans and borrowings	228,908		110,094
Interest accrued	5,046		5,405
Capital creditors	44,176		32,545
Purchase consideration payable	4		44
Liability for put options	16,110
Trade Payables [Member]
Trade Payables [Abstract]
Trade payables	17,820		8,173
Less than 3 months [member] | Short Term Interest Bearing Loans And Borrowings [Member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	24,606		41,652
Working capital term loan	7,089		12,030
Buyer's / Supplier's credit	7,124		4,726
Term loan from banks and financial institutions (secured)	1,400
Less than 3 months [member] | Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	230		176
Current maturities of long term interest-bearing loans and borrowings	35,432		28,337
Interest accrued	899		944
Capital creditors	44,176		32,545
Purchase consideration payable	4		44
Less than 3 months [member] | Trade Payables [Member]
Trade Payables [Abstract]
Trade payables	17,820		8,173
3 to 12 months [member] | Short Term Interest Bearing Loans And Borrowings [Member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	9,367		13,836
Working capital term loan			6,640
Buyer's / Supplier's credit	6,184		1,443
Term loan from banks and financial institutions (secured)	1,088
3 to 12 months [member] | Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	860		771
Current maturities of long term interest-bearing loans and borrowings	193,476		81,757
Interest accrued	4,147		4,461
1 to 5 years [member] | Borrowings [Member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	17,270		50,009
Compulsorily convertible debentures			15,601
Optionally convertible debentures			785
Term loan from banks	165,070		153,906
Loans from financial institutions	127,391		162,887
Others	294
Senior secured notes	116,515		161,692
1 to 5 years [member] | Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	4,189		3,353
> 5 years [member] | Borrowings [Member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	3,069		8,363
Compulsorily convertible debentures	15,776		40,368
Optionally convertible debentures	2,497		7,012
Term loan from banks	35,894		29,600
Loans from financial institutions	129,711		149,627
Senior secured notes	37,860
> 5 years [member] | Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	32,775		₨ 25,143
Liability for put options	₨ 16,110